UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07358

Duff & Phelps Utility and Corporate

Bond Trust Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
Duff & Phelps Utility and Corporate Bond Trust Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 338-8214

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.     SCHEDULE OF INVESTMENTS.

See the Statement of Net Assets below.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

STATEMENT OF NET ASSETS

January 31, 2019

(Unaudited)

Principal Amount (000)	Description	Value

	LONG-TERM INVESTMENTS - 133.7%

	Corporate Bonds - 133.6%
	Electric, Gas and Water - 47.7%
$4,500	American Water Capital Corp.,
	3.40%, 3/01/25 (a)	$4,486,625
5,000	CMS Energy Corporation,
	5.05%, 3/15/22 (a)(b)	5,241,883
10,000	CalEnergy Company, Inc.,
	8.48%, 9/15/28 (a)(b)	13,695,234
5,000	The Detroit Edison Company,
	3.45%, 10/01/20 (a)	5,022,100
4,000	Dominion Resources, Inc.,
	5.20%, 8/15/19	4,044,048
4,970	Entergy Louisiana, LLC,
	4.44%, 1/15/26	5,117,379
5,000	Entergy Louisiana, LLC,
	3.12%, 9/01/27	4,807,328
5,000	Florida Power & Light Company,
	3.25%, 6/01/24 (a)(b)	5,032,288
5,000	Indiana Michigan Power Company,
	3.20%, 3/15/23 (a)(b)	4,994,327
2,000	Integrys Energy Group, Inc.,
	4.17%, 11/01/20	2,018,220
5,000	Interstate Power and Light Company,
	3.25%, 12/01/24 (a)(b)	4,937,857
4,000	National Fuel Gas Company,
	3.75%, 03/01/23 (a)	3,959,662
4,000	Nevada Power Company,
	7.125%, 3/15/19	4,019,172
4,000	NiSource Finance Corp.,
	3.49%, 5/15/27	3,870,792
5,000	Oncor Electric Delivery Company, LLC,
	7.00%, 9/01/22 (a)	5,657,681
3,350	Potomac Electric Power Company,
	3.60%, 3/15/24	3,404,296
10,000	Progress Energy, Inc.,
	7.05%, 3/15/19	10,049,291
4,000	Public Service Electric & Gas Company,
	3.75%, 3/15/24 (a)(b)	4,039,519
4,000	Sempra Energy,
	3.55%, 6/15/24 (a)	3,908,579
5,000	Southern California Edison Company,
	3.875%, 6/01/21 (a)(b)	4,981,564
4,000	Southern Power Company,
	4.15%, 12/01/25 (a)	3,988,850
5,000	Western Massachusetts Electric Company,
	3.50%, 9/15/21 (a)(b)	5,029,654

The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2019

(Unaudited)

Principal Amount (000)	Description	Value

$ 4,000	Wisconsin Energy Corporation,
	3.55%, 6/15/25 (a)(b)	$ 4,007,507
4,000	Xcel Energy Inc.,
	3.35%, 12/01/26 (a)	3,908,647

		120,222,503

	Financial - 39.1%
4,000	American Tower Corporation,
	3.00%, 6/15/23	3,912,934
3,000	AvalonBay Communities, Inc.,
	3.95%, 1/15/21 (a)(b)	3,038,482
3,000	Bank of America Corporation,
	5.00%, 5/13/21 (a)(b)	3,125,150
3,000	Citigroup Inc.,
	4.50%, 1/14/22 (a)	3,121,675
4,000	Crown Castle International Corp.,
	5.25%, 1/15/23	4,217,458
4,000	Digital Realty Trust, L.P.,
	5.25%, 3/15/21 (a)	4,134,691
4,000	Duke Realty Limited Partnership,
	3.875%, 10/15/22 (a)	4,042,506
3,000	ERP Operating Limited Partnership,
	4.75%, 7/15/20	3,059,056
3,500	Fifth Third Bancorp,
	3.50%, 3/15/22 (a)(b)	3,523,878
5,000	General Electric Capital Corporation,
	4.375%, 9/16/20 (a)(b)	5,040,468
4,000	The Goldman Sachs Group, Inc.,
	5.25%, 7/27/21 (a)	4,196,118
4,000	HCP, Inc.,
	4.25%, 11/15/23 (a)	4,063,193
4,000	JPMorgan Chase & Co.,
	3.90%, 7/15/25 (a)	4,083,732
4,000	KeyCorp.,
	5.10%, 3/24/21 (a)(b)	4,170,244
4,000	Kimco Realty Corporation,
	3.20%, 5/01/21 (a)(b)	3,981,504
4,000	Liberty Property Limited Partnership,
	4.125%, 6/15/22 (a)	4,092,298
5,000	National City Corporation,
	6.875%, 5/15/19	5,056,849
3,000	Prologis, L.P.,
	3.75%, 11/01/25	3,070,433
4,000	Regency Centers, L.P.,
	4.80%, 4/15/21 (a)	4,096,105
4,000	Simon Property Group, L.P.,
	4.375%, 3/01/21 (a)(b)	4,106,709

The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2019

(Unaudited)

Principal Amount (000)	Description	Value

$ 3,000	UDR, Inc.,
	4.625%, 1/10/22 (a)(b)	$ 3,092,500
4,000	Ventas Realty, Limited Partnership and Ventas Capital Corporation,
	4.25%, 3/01/22 (a)(b)	4,083,929
4,000	Vornado Realty L.P.,
	5.00%, 1/15/22	4,139,560
5,000	Wells Fargo & Company,
	4.125%, 8/15/23 (a)	5,104,247
4,000	Welltower, Inc.,
	6.125%, 4/15/20 (a)	4,122,388

		98,676,107

	Oil & Gas Storage, Transportation and Production - 24.8%
4,000	Conoco Inc.,
	6.95%, 4/15/29 (a)(b)	5,078,565
8,000	EQT Corporation,
	8.125%, 6/01/19	8,109,627
7,500	Enterprise Products Operating LLC,
	3.35%, 3/15/23	7,503,218
5,000	Kinder Morgan Energy Partners, L.P.,
	7.75%, 3/15/32 (a)(b)	6,256,081
5,000	Magellan Midstream Energy Partners, L.P.,
	6.55%, 7/15/19	5,064,075
4,000	ONEOK Partners, L.P.,
	4.90%, 3/15/25 (a)	4,162,992
5,000	Phillips 66,
	3.90%, 3/15/28 (a)	5,021,978
4,000	Plains All American Pipeline, L.P.,
	5.00%, 2/01/21 (a)	4,076,222
10,000	Trans-Canada PipeLines Limited,
	9.875%, 1/01/21 (Canada) (a)(b)	11,137,844
6,000	Williams Partners L.P.,
	4.30%, 3/04/24 (a)	6,154,497

		62,565,099

	Industrial - 18.8%
4,000	Amgen Inc.,
	4.10%, 6/15/21 (a)(b)	4,085,018
4,000	CSX Corporation,
	4.25%, 6/01/21 (a)(b)	4,092,699
3,000	CVS Health Corporation,
	4.125%, 5/15/21 (a)(b)	3,053,147
4,000	Caterpillar Inc.,
	3.90%, 5/27/21 (a)(b)	4,094,969
6,000	The Dow Chemical Company,
	9.00%, 4/01/21 (a)	6,671,858
4,000	Ford Motor Company,
	4.346%, 12/08/26 (a)(b)	3,577,393

The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2019

(Unaudited)

Principal Amount (000)	Description	Value

$ 5,000	Sun Company, Inc.,
	9.00%, 11/01/24	$ 5,726,583
5,275	Tele-Communications, Inc.,
	10.125%, 4/15/22 (a)(b)	6,388,814
3,200	Tele-Communications, Inc.,
	9.875%, 6/15/22 (a)	3,861,851
5,000	Time Warner, Inc.,
	9.15%, 2/01/23 (a)(b)	5,977,273

		47,529,605

	Telecommunications - 3.2%
4,000	AT&T Inc.,
	4.60%, 2/15/21 (a)	4,094,899
4,000	Verizon Communications Inc.,
	3.45%, 3/15/21 (a)	4,048,318

		8,143,217

	Total Corporate Bonds
	(Cost $352,415,011)	337,136,531

	U.S. Government and Agency Mortgage-Backed Securities - 0.1%
	Federal National Mortgage Association,
	Pass-Through Certificates,
44	8.00%, 10/01/30	51,716
175	7.00%, 12/01/31	197,316
	Government National Mortgage Association,
	Pass-Through Certificates,
4	7.00%, 3/15/26	4,013
28	8.00%, 11/15/30	29,029

	Total U.S. Government and Agency Mortgage-Backed Securities
	(Cost $257,568)	282,074

	SHORT-TERM INVESTMENTS - 1.2%
	U.S. Treasury Bills
1,000	2.39%, 2/21/19 (c)	998,701
1,000	2.40%, 3/28/19 (c)	996,372
1,000	2.39%, 4/25/19 (c)	994,617

	Total Short-Term Investments
	(Cost $2,989,698)	2,989,690

	TOTAL INVESTMENTS - 134.9%
	(Cost $355,662,277)	340,408,295

	Secured borrowings - (41.6)%	(105,000,000)
	Other assets less other liabilities - 6.7%	16,907,751

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$252,316,046

(a)	All or a portion of this security has been pledged as collateral for borrowings and made available for loan.

The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2019

(Unaudited)

(b)	All or a portion of this security has been loaned.
(c)	Rate shown represents yield-to-maturity.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2019:

Level 2
Corporate bonds	$337,136,531
U.S. Government and Agency mortgage-backed securities	282,074
Short-Term Investments	2,989,690

Total	$340,408,295

There were no Level 1 or Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/duc or the Securities and Exchange Commission’s website at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibit 99.CERT Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

By (Signature and Title)	/S/ NATHAN I. PARTAIN

Nathan I. Partain President and Chief Executive Officer (Principal Executive Officer)

Date	March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ NATHAN I. PARTAIN

Nathan I. Partain President and Chief Executive Officer (Principal Executive Officer)

Date	March 19, 2019

By (Signature and Title)	/S/ ALAN M. MEDER

Alan M. Meder Treasurer and Assistant Secretary (Principal Financial and Accounting Officer)

Date	March 19, 2019